UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ospraie Management, L.P.
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Address:   780 Third Avenue, 42nd Floor
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           New York, New York  10017
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           --------------------------------------------------

Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Vincent
           --------------------------------------------------
Title:     Chief Operating Officer
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Phone:     212-602-5057
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Signature, Place, and Date of Signing:

       /s/ Eric Vincent           New York, New York              2/10/05
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        13
                                               -------------

Form 13F Information Table Value Total:        $212,156
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE




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-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                                                                                                                ----------------
              NAME OF              TITLE                  VALUE    SHRS OR  SH/ PUT/  INVESTMENT   OTHER
               ISSUER             OF CLASS       CUSIP  (X $1000)  PRN AMT  PRN CALL  DISCRETION  MANA-GERS   SOLE   SHARED   NONE
---------------------------------------------- ----------------- ------------- --- ------------ -------- ----------- ------ -------
-----------------------------------------------------------------------------------------------------------------------------------
3M CO                               COM         88579Y101   2,462     30,000   SH       Sole                  30,000

ADVANCE AUTO PARTS INC              COM         00751Y106  24,928     570,700  SH       Sole                 570,700

CHOICEPOINT INC                     COM         170388102  21,114     459,100  SH       Sole                 459,100

CPFL ENERGIA SA                SPONSORED ADR    126153105   4,965     250,000  SH       Sole                 250,000

GENERAL MARITIME CORP               SHS         Y2692M103   2,397      60,000  SH       Sole                  60,000

KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106   9,974     225,000  SH       Sole                 225,000

LENNAR CORP                         CL B        526057302  17,490     335,000  SH       Sole                 335,000

MARATHON OIL CORP                   COM         565849106   1,880      50,000  SH       Sole                  50,000

PETROHAWK ENERGY CORP               COM         716495106  23,655   2,763,396  SH       Sole                  13,396

PILGRIMS PRIDE CORP                 COM         721467108   3,835     125,000  SH       Sole                 125,000

TEMPLE INLAND INC                   COM         879868107   9,576     140,000  SH       Sole                 140,000

TIFFANY & CO NEW                    COM         886547108  14,166     443,100  SH       Sole                 443,100

XTO ENERGY INC                      COM         98385X106  75,713   2,140,000  SH       Sole               2,140,000


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